Business Combinations	3 Months Ended	12 Months Ended
	Mar. 29, 2026	Dec. 28, 2025
Business Combinations [Abstract]
Business Combinations

(3) Business Combinations

Cobalt Power Systems, Inc.

On January 30, 2026, the Company entered into a Share Purchase Agreement (the “Share Purchase Agreement”) with Cobalt and Cobalt’s stockholders (the “Cobalt Stockholders”). The Company, Cobalt and the Cobalt Stockholders completed the closing under the Share Purchase Agreement (the “Cobalt Closing”) on February 2, 2026. At the Cobalt Closing, the Company acquired all of the outstanding stock of Cobalt from the Cobalt Stockholders for: (a) 1.8 million shares (the “Closing Consideration Shares”) of the Company’s common stock and (b) an agreement to issue an additional $3.33 million of shares of the Company’s common stock on each of the 12-month and 18-month anniversaries of the Cobalt Closing (“Post-Closing Consideration Shares). Additionally, the Company agreed to issue up to $2.0 million of restricted stock units to those Cobalt employees who continue their employment with the Company following the Cobalt Closing, and 850,000 restricted stock units will be issued as inducement grants to certain Cobalt key employees. Based on the analysis of the payments made or to be made in connection with the acquisition of Cobalt under ASC 805, the Company concluded that the $2.0 million of restricted stock units is considered compensation and, therefore, this amount has been excluded from the business combination consideration. Cobalt designs and installs solar systems for residential and commercial clients.

Total consideration for Cobalt was $9.66 million, which consists of $3.33 million paid at the Cobalt Closing and Post-Closing Consideration Shares valued at $6.33 million. The $3.33 million fair value of the shares of common stock issued at the Cobalt Closing was derived based on the Company’s closing stock price in a 5-day volume-weighted average price (“VWAP”) immediately preceding the Cobalt Closing to determine the number of shares issued. The Post-Closing Consideration Shares are treated as a liability for financial reporting purposes and are reported within Deferred consideration, current and deferred consideration, noncurrent within the Company’s unaudited condensed consolidated balance sheet, and were valued using a Monte Carlo simulation model to capture the variability in the number and value of shares issuable at the 12- and 18-month post-closing dates. Under the terms of the agreement, the deferred obligation represents a fixed dollar amount that will be settled in a variable number of shares determined based on the 5-day VWAP immediately prior to each issuance date, resulting in an inverse relationship between share price and shares issued. The model incorporates key assumptions, including a starting VWAP of $1.69, a risk-free rate of 3.53%, expected volatility of 85.5% derived from peer company analysis and historical data, and a 1.5-year simulation horizon. For each simulated stock price path, the model calculates the resulting share issuances and corresponding payment values, discounts those amounts to present value, and averages the outcomes across simulations to estimate fair value, resulting in a concluded value of approximately $6.33 million as of the valuation date. The total consideration is summarized as follows (in thousands):

Consideration
Fair value of shares of the Company’s common stock issued at Cobalt Closing (classified within Additional paid-in capital)	$3,333
Deferred Cobalt Consideration Shares (Classified within Deferred consideration, current and noncurrent)	6,331
Fair value of total consideration	$9,664

The provisional fair values of assets acquired and liabilities assumed were based upon the facts and circumstances existing at the Cobalt Closing. The purchase price accounting remains open for the valuation of intangibles, certain liabilities and allocation of goodwill. The Company elected the practical expedient within ASC 805-20-30-27 through 805-20-30-30 to recognize and measure contract liabilities in accordance with ASC 606 as if it had originated the acquired contract. Thus, the amount of any contract liabilities immediately prior to the acquisition will be the comparable amounts recognized in the determination of assets acquired and liabilities assumed by the Company.

The provisional fair values of identifiable assets acquired and liabilities assumed are identified below (in thousands):

Provisional fair values as of Cobalt Closing
Net assets acquired:
Cash and cash equivalents	$553
Trade accounts receivable, net	3,642
Inventories	1,739
Prepaid expenses and other current assets	30
Property and equipment, net	485
Intangible assets, net	3,871
Operating lease right-of-use assets	1,277
Accounts payable	(3,864)
Accrued expenses and other current liabilities	(1,002)
Short-term debt with third parties	(2,706)
Other long-term liabilities	(1,099)
Contract liabilities	(5,238)
Deferred tax liability	(1,001)
Fair value of the excess of liabilities assumed over assets acquired	(3,313)
Fair value of common stock issued	3,333
Fair value of Deferred Cobalt Consideration Shares	6,331
Consideration transferred	9,664
Goodwill recognized	$12,977

As of the date of acquisition, the intangible assets acquired and estimated useful lives were as follows:

	Estimated useful life	Provisional fair values as of the Cobalt Closing
Customer relationships (Backlog)	18 months	$1,100
Trade name – Cobalt	10 years	2,000
Building lease intangible asset – favorable lease	6 years	771
Total		$3,871

The fair value of the backlog was estimated using the excess earnings method, an income-based approach, under which value is determined based on the present value of the cash flows attributable specifically to the backlog after deducting appropriate returns for contributory assets. Projected revenues were based on the contractual backlog existing as of the valuation date, and operating expenses were estimated as a percentage of revenue, with an adjustment to exclude sales and marketing expenses. Based on management’s estimates, substantially all sales and marketing efforts relate to acquiring new customers and are not required to fulfill the existing backlog. Contributory asset charges were applied for the use of working capital, fixed assets, assembled workforce, and trademarks.

The trade name’s fair value was estimated using the relief-from-royalty method, which measures the present value of avoided royalty payments. The valuation considered qualitative factors such as Cobalt’s long operating history since 2003, strong reputation for affordable and reliable solar solutions, and established market presence with over 2,400 installations. It assumed the trade name supports all revenues and applied a 1.0% royalty rate based on profit-split analysis and market data. The trade name was assigned a 10-year useful life, reflecting expected continued use and brand support

The fair value of the building lease was estimated using an income approach, specifically a discounted cash flow model, reflecting the present value of the difference between contractual rent and estimated market rent over the remaining lease term. Key assumptions include a market rent derived from comparable properties, a 2.0% annual rental growth rate, and an 8.50% discount rate consistent with market participant return expectations and leasehold-specific risks.

Goodwill represents the excess of the preliminary estimated consideration transferred over the fair value of the net tangible and intangible assets acquired that is associated with the excess cash flows that the acquisition is expected to generate in the future. The goodwill is not deductible for tax purposes.

Cobalt contributed $5.0 million and $0.3 million in revenue and income before income taxes from operations, respectively, for the period from the acquisition date to March 29, 2026.

Sunder Energy LLC

On September 21, 2025, a subsidiary of the Company entered into a Membership Interest Purchase Agreement (“Sunder MIPA”) with Sunder Energy LLC (“Sunder”) and the seller, Chicken Parm Pizza LLC (“CPP”), the sole member of Sunder. On September 24, 2025 (“Sunder Closing”), the Company completed the acquisition of the membership interests of Sunder for an aggregate consideration of $57.8 million (“Sunder Acquisition”). Per the terms of the Sunder MIPA, the Company acquired all of the outstanding membership interest of Sunder for (1) $20.7 million in cash, subject to certain working capital and other adjustments; (2) a promissory note to the Member in the principal amount of $20.0 million (“Seller Note”); and (3) 10.0 million shares of the Company’s common stock (valued at the closing share price on September 24, 2025, of $1.71 per share), consisting of (i) 3.3 million shares of the Company’s common stock issued at the Sunder Closing and (ii) subject to approval of such issuances by the Company’s stockholders, (x) 3.3 million shares of the Company’s common stock to be issued on the 12-month anniversary of the Sunder Closing and (y) 3.3 million shares of the Company’s common stock to be issued on the 18-month anniversary of the Sunder Closing (“Deferred Sunder Consideration Shares”). In lieu of issuing the Deferred Sunder Consideration Shares, the Company, in its sole discretion, may elect to pay the Member a cash payment equal to the number of Deferred Sunder Consideration Shares otherwise issuable by the Company multiplied by the volume-weighted average price of the Company’s common stock as quoted on Nasdaq for the 30-trading day period ending two business days prior to the date on which the applicable Deferred Sunder Consideration Shares are otherwise issuable (“Cash in Lieu Amount”). If the Company elects to pay the Cash in Lieu Amount, 50% of the Cash in Lieu Amount will be paid on the three-month anniversary of the date on which the applicable Deferred Sunder Consideration Shares are otherwise issuable, with the remaining 50% of the Cash in Lieu Amount payable on the six-month anniversary of the date on which the applicable Deferred Sunder Consideration Shares are otherwise issuable. The shares of the Company’s common stock issued and expected to be issued were valued at aggregate of $17.1 million at the Sunder Closing. The common stock issued at the Sunder Closing was valued at $5.7 million and accounted for within Additional paid-in-capital on the Company’s consolidated balance sheet.

On April 23, 2026, the Company and CPP entered into an amended and restated Seller Note that, following certain payoffs under the prior Seller Note, has an amended principal amount of $7.0 million (the “A&R Seller Note”). Refer to Note 18 – Subsequent Events for details.

On March 25, 2026, the Company’s stockholders approved the issuance of the Deferred Sunder Consideration Shares, and the Company’s option to pay the Cash in Lieu Amount expired. Accordingly, the value of the Deferred Sunder Consideration Shares became fixed on that date. The fair value of the 6.7 million Deferred Sunder Consideration Shares was $8.5 million as of March 25, 2026. Under ASC 815-40, Derivatives and Hedging, as all of the substantive contingencies have been resolved and only remaining condition is the passage of time, the obligation met the criteria for equity classification. As such, the Company reclassified the Deferred Sunder Consideration Shares obligation from liability to equity as of March 29, 2026. Pursuant to an Amendment and Agreement dated as of March 5, 2026 between CPP and the Company, the Company agreed to issue all of the Deferred Sunder Consideration Shares following receipt of approval by the Company’s stockholders, and the Deferred Sunder Consideration Shares were subsequently issued on April 8, 2026. Refer to Note 18 – Subsequent Events for details.

The Company concluded that since the sellers joined the Company and represent members of management, they have a level of influence that is not insignificant; therefore, they are related parties to the Company.

Sunder is a solar sales company. The Company acquired Sunder as a strategic acquisition to expand its overall market share and its penetration into more U.S. states. The financial results of Sunder have been included in the Company’s consolidated financial statements since its date of acquisition.

The consideration initially paid and remaining payable as of the date of the Sunder Closing is summarized below (in thousands):

Consideration
Paid at Sunder Closing
Cash	$20,689
Seller note	20,000
Fair value of 3.3 million shares of the Company’s common stock	5,700
Payable subsequent to Sunder Closing
Deferred Sunder Consideration Shares (fair value of 6.7 million shares of the Company’s common stock at Sunder Closing)	11,400
Fair value of total consideration at Sunder Closing	$57,789

The Company financed a portion of the transaction through the issuance of $22.0 million of 7.0% senior unsecured convertible notes (the “September 2025 Notes”) and Seller Note in the original principal amount of $20.0 million, which has been amended by the A&R Seller Note in the principal amount of $7.0 million subsequent to March 29, 2026. Refer to Note 9 – Borrowings and Derivative Liabilities and Note 18 – Subsequent Events for details regarding these obligations.

The provisional fair values of assets acquired and liabilities assumed were based upon a preliminary valuation, and the Company’s estimates and assumptions have been revised during the measurement period to refine the fair values of the assets acquired and liabilities assumed based upon the facts and circumstances existing at the date of acquisition which resulted in the measurement period adjustments noted below. The purchase price accounting remains open for the components of working capital, identification and valuation of intangibles and allocation of goodwill. The Company has elected the practical expedient within ASC 805-20-30-27 through 805-20-30-30 to recognize and measure contract liabilities in accordance with ASC 606 as if it had originated the acquired contract. Thus, the amount of any contract liabilities immediately prior to the acquisition will be the comparable amounts recognized in the determination of assets acquired and liabilities assumed by the Company.

The following table summarizes the provisional fair value of identifiable assets acquired and liabilities assumed. No measurement period adjustments were recorded in the thirteen week period ended March 29, 2026.

(in thousands)	Provisional fair values
Net assets acquired:
Accounts receivable	$797
Prepaid expenses and other current assets	3,039
Property and equipment	241
Operating lease right-of-use assets	313
Other noncurrent assets	135
Intangibles	37,500
Contract liabilities	(11,673)
Accounts payable	(203)
Accrued expenses and other current liabilities	(3,850)
Operating lease liabilities	(332)
Fair value of net assets acquired	25,967
Consideration transferred	57,789
Goodwill recognized	$31,822

Intangible assets acquired and estimated useful lives were as follows (in thousands):

	Estimated useful life	Provisional fair values
Customer relationships	10 years	$30,600
Trademark - Sunder	10 years	6,100
Developed technology - Sunder	2 years	800
Total		$37,500

The fair value of customer relationships was estimated using the excess earnings method. The assumptions used included revenue, included all business enterprise valuation sales, reduced by a 5% attrition rate based on historical customer turnover, with operating expenses estimated as a percentage of sales and no sales-and-marketing adjustment since such efforts do not directly support existing customers. Contributory asset charges were applied for the use of working capital, fixed assets, workforce, trademarks, and internal-use software, and cash flows were projected over the period in which customer relationships were expected to produce meaningful benefit, with the economic life extending until those cash flows became minimal.

The fair value of the trademark was estimated using the relief-from-royalty method. This approach measures the value of the asset based on the hypothetical royalties the Company would avoid paying if it had to license the trademark from a third party. The assumptions used to value the trademark included projected sales based upon the business enterprise valuation considered attributable to the trademark, a royalty rate of 1.0% supported by a profit-split analysis and benchmarking against comparable licensing arrangements in the solar and broader energy industries and a useful economic life of 10 years consistent with management’s expectations for continued use and the anticipated longevity of the brand’s market relevance.

The fair value of Sunder’s developed technology was estimated using the cost approach, which measures value based on the cost to reproduce or replace the existing software in its current state. The analysis considered the historical direct development costs, including Sunder’s ongoing investment in labor, design, coding, and testing efforts required to build the technology. In addition to direct costs, the valuation incorporated opportunity costs, which reflect the portion of the software expected to be added, modified, or removed over time based on management’s estimates of ongoing development needs. Together, these inputs approximate the current replacement cost of the technology, adjusted for necessary updates and functional improvements.

Goodwill represents the excess of the preliminary estimated consideration transferred over the fair value of the net tangible and intangible assets acquired that is associated with the excess cash flows that the acquisition is expected to generate in the future. The goodwill is tax deductible.

Ambia Energy LLC

On November 21, 2025, the Company entered into a Membership Interest Purchase Agreement (the “Ambia MIPA”) with Ambia and Ambia Holdings, Inc., a Delaware corporation and the sole member of Ambia (“Ambia Holdings”) to acquire Ambia (the “Ambia Acquisition”). Ambia was the sole operating entity within Ambia Holdings. Ambia is a residential solar energy system installer and operates in various markets throughout the United States.

The Company, Ambia and Ambia Holdings completed the closing under the Ambia MIPA on November 21, 2025 (the “Ambia Closing”). At the Ambia Closing, the Company acquired all of the outstanding membership interests of Ambia from Ambia Holdings for: (a) 10,243,924 shares of common stock of the Company (the “Ambia Closing Consideration Shares”), issued at the Ambia Closing to Ambia Holdings; and (b) an agreement to issue an additional 9.375 million of shares of the Company’s common stock on each of the six-month anniversary of the Ambia Closing and the 12-month anniversary of the Ambia Closing (collectively such additional shares of common stock, the “Deferred Ambia Consideration Shares”). The issuance of the Deferred Ambia Consideration Shares is subject to approval by the Company’s stockholders following the Ambia Closing. On March 25, 2026, the Company’s stockholders approved the issuance of the Deferred Ambia Consideration Shares.

The actual number of Deferred Ambia Consideration Shares issuable by the Company on the six- and 12-month anniversaries of the Ambia Closing will be determined based on the 20-day trailing volume-weighted average price of the Company’s common stock after market close on the business day immediately prior to the issuance date of the applicable shares (the “VWAP Value”); provided that the VWAP Value for the calculation of the actual number of Deferred Ambia Consideration Shares issuable by the Company will not be more than $2.8102 per share or less than $1.4988 per share. Additionally, the number of Deferred Ambia Consideration Shares issuable by the Company is subject to adjustment pursuant to customary working capital and balance sheet adjustment terms and subject to offset for certain indemnifiable damages in accordance with the Ambia MIPA.

The initial fair value of the deferred consideration shares at the Ambia Closing was $16.9 million. The Company’s closing share price for its common stock of $1.61 on November 21, 2025 was used to fair value the shares issued at the Ambia Closing. The total consideration is summarized as follows (in thousands):

Consideration
Fair value of 10,243,924 shares of the Company’s common stock issued at Ambia Closing	$16,493
Deferred Ambia Consideration Shares	16,879
Fair value of total consideration	$33,372

The provisional fair values of assets acquired and liabilities assumed were based upon the facts and circumstances existing at the date of acquisition. The purchase price accounting remains open for the valuation of the customer relationship and allocation of goodwill. The Company elected the practical expedient within ASC 805-20-30-27 through 805-20-30-30 to recognize and measure contract liabilities in accordance with ASC 606 as if it had originated the acquired contract. Thus, the amount of any contract liabilities immediately prior to the acquisition will be the comparable amounts recognized in the determination of assets acquired and liabilities assumed by the Company.

There have been no measurement period adjustments since the Ambia Closing. The provisional fair values of identifiable assets acquired and liabilities assumed are identified below (in thousands):

Provisional fair values as of the Ambia Closing
Net assets acquired:
Cash and cash equivalents	$1,350
Accounts receivable	1,368
Contract assets - unbilled receivables	1,143
Prepaid expenses and other current assets	797
Property and equipment, net	2,230
Intangible assets	4,300
Operating lease right-of-use assets	2,563
Other noncurrent assets	182
Accounts payable	(2,806)
Accrued expenses and other current liabilities	(2,917)
Contract liabilities	(1,675)
Operating lease liabilities, noncurrent	(2,702)
Finance lease liabilities	(1,269)
Fair value of net assets acquired	2,564
Fair value of common stock issued	16,493
Fair value of Deferred Ambia Consideration Shares	16,879
Consideration transferred	33,372
Goodwill recognized	$30,808

As of the Ambia Closing, the intangible assets acquired and estimated useful lives were as follows:

	Estimated useful life	Provisional Fair values as of the Ambia Closing
Customer relationships (Backlog)	1 year (1)	$3,400
Trademarks - Ambia	1 year	900
Total		$4,300

(1)	Useful life is based upon customer consumption, expected to occur within one year.

Trademarks were derived using the relief from royalty method based upon the following key assumptions; (i) all sales based upon the business enterprise value; (ii) a royalty rate of 1% based upon profit split analysis and comparable licensing royalty agreements; and (iii) an economic life of the Ambia name through the end of 2026, wherein the Ambia name will only be used in certain small markets and that all sales, marketing and branding will be done under the SunPower brand name in relatively short order.

Customer relationships (backlog) was derived using the excess earnings method based upon the following key assumptions: (i) backlog meets the appropriate contractual criteria; (ii) sales were based upon the backlog of sales; (iii) expenses were based upon a percentage of sales with an adjustment for sales and marketing expenses, upon which management estimates that 100% of Ambia’s sales and marketing expenses are directed at acquiring new customers and are not required to support the backlog; (iv) charges were taken for the use of working capital, fixed assets, workforce and trademarks; and (v) the economic life of the backlog is to the end of fiscal 2026 based upon management’s estimate of average deal length.

Goodwill represents the excess of the preliminary estimated consideration transferred over the fair value of the net tangible and intangible assets acquired that is associated with the excess cash flows that the acquisition is expected to generate in the future. The goodwill is tax deductible.

Unaudited Pro Forma Financial Information

The following unaudited pro forma financial information represents the consolidated financial statements of the Company for the thirteen week periods presented, as if Sunder and Ambia were acquired on January 1, 2024 and Cobalt was acquired on December 30, 2024.

The unaudited pro forma combined financial information does not give effect to any cost savings, operating synergies or revenue synergies that may result from the acquisitions. The pro forma results do not necessarily reflect the actual results of operations of the combined business (in thousands):

	Unaudited
	Thirteen Weeks Ended
	March 29,	March 30,
	2026	2025

Pro forma revenue	$114,579	$101,190
Pro forma net income from operations	1,725	187

(3) Business Combinations

SunPower Businesses Acquisition

On August 5, 2024, the Company entered into an Asset Purchase Agreement (the “APA”) with SunPower Corporation and SunPower Corporation’s direct and indirect subsidiaries (collectively, the “SunPower Debtors”) providing for the sale and purchase of certain assets relating to the Blue Raven Solar business, New Homes Business and Non-Installing Dealer network previously operated by the SunPower Debtors. The APA was entered into in connection with a voluntary petition filed by SunPower Corporation under Chapter 11 of the United States Code, 11 U.S.C.§§ 101-1532. The transaction was approved on September 23, 2024, by the United States Bankruptcy Court for the District of Delaware. The Company completed the acquisition of the Acquired Assets (as defined in the APA) effective September 30, 2024, in the Company’s fourth quarter of fiscal year 2024, in consideration for a cash purchase price of $54.5 million (“SunPower Acquisition”). The assets and businesses acquired, including liabilities assumed, by the Company under the APA are referred to herein as the “SunPower Businesses.”

Prior to its acquisition, the SunPower Businesses operated as a solar technology and energy services provider that offered fully integrated solar, storage, and home energy solutions to customers in the United States through an array of hardware, software, and “Smart Energy” solutions. The financial results of the SunPower Businesses have been included in the Company’s consolidated financial statements since its date of acquisition. This transaction was accounted for as a business combination in accordance with ASC 805.

Transaction costs of $7.2 million incurred in connection with the close of the SunPower Businesses were expensed by the Company and included in general and administrative expenses on the Company’s statement of operations and comprehensive loss in the fiscal year ended December 29, 2024.

The provisional fair values of assets acquired and liabilities assumed initially recorded were based upon a preliminary valuation in the fiscal year ended December 29, 2024. Upon finalization of the fair values in the fiscal year ended December 28, 2025, the Company recorded adjustments to acquired inventory related to (1) the resolution of work-in-progress at various stages of completion as of the acquisition date for which further analysis was required in order to determine which systems could be sold to a financing partner, and (2) completed systems that were acquired as of the acquisition date for which uncertainty existed due to unsettled matters with the SunPower Bankruptcy Estate, which were resolved in connection with the Company’s settlement with the SunPower Bankruptcy Estate. The settlement of these matters resulted in adjustments to the provisional fair values of the inventory and intangibles with an offsetting adjustment to goodwill during the measurement period.

The following table summarizes the provisional and final fair values of identifiable assets acquired and liabilities assumed and measurement period adjustments (in thousands):

	Provisional fair values as of December 29, 2024	Measurement period adjustments in fiscal 2025	Final fair values
Net assets acquired:
Cash	$1,000	$—	$1,000
Accounts receivable	11,999	4,615	16,614
Contract assets	4,615	(4,615)	—
Inventories	27,706	20,682	48,388
Prepaid expenses and other current assets	2,219	—	2,219
Property and equipment	5,867	—	5,867
Operating lease right-of-use assets	2,506	—	2,506
Other noncurrent assets	541	—	541
Intangibles	18,100	(2,206)	15,894
Deferred revenue	(7,361)	—	(7,361)
Accounts payable	(5,270)	—	(5,270)
Accrued expenses and other current liabilities	(13,955)	—	(13,955)
Operating lease liabilities	(2,963)	—	(2,963)
Other long-term liabilities	(8,980)	—	(8,980)
Fair value of net assets acquired	36,024	18,476	54,500
Goodwill recognized	18,476	(18,476)	—
Consideration transferred	$54,500	$—	$54,500

The provisional and final fair values of the intangible assets acquired and estimated useful lives were as follows:

	Estimated useful life	Provisional fair values as of December 29, 2024	Measurement period adjustments in fiscal 2025	Final fair values
Trademark – Blue Raven Solar	10 years	$8,400	$(1,306)	$7,094
Trademark - SunPower	10 years	5,200	(900)	4,300
Developed technology	3 years	4,500	—	4,500
Total		$18,100	$(2,206)	$15,894

The fair values of the trademarks were estimated using the relief-from-royalty method. This approach measures the value of the asset based on the hypothetical royalties the Company would avoid paying if it had to license the trademark from a third party. The analysis considers the established history and longevity of the trade names, including the Blue Raven brand, in use since 2014, and the SunPower brand, which has been in the market for over 20 years. Key assumptions include projecting sales attributable to business enterprise value for each respective business, applying a 1% royalty rate derived from a profit-split analysis and benchmarking against the median of comparable licensing arrangements, and utilizing a 10-year economic life in line with management’s plans to continue using the brands for the foreseeable future.

The fair value of the developed technology was estimated using the cost approach, which measures the economic resources required to recreate the asset, including direct costs and necessary entrepreneurial incentives. Direct costs were based on management’s estimate of the fees and profit margin that would be required to engage external consultants to rebuild the technology. In addition, an opportunity cost was incorporated to reflect the hypothetical return foregone during the development period, representing the income that could have been earned had these funds been invested elsewhere. The total replacement cost was calculated assuming a weighted-average redevelopment period of 19 months.

The SunPower Acquisition contributed $83.8 million and $6.5 million in revenue and income before income taxes from continuing operations, respectively, for the period from the acquisition date to the fiscal year ended December 29, 2024.

Sunder Energy LLC Acquisition

On September 21, 2025, a subsidiary of the Company entered into a Membership Interest Purchase Agreement (“Sunder MIPA”) with Sunder Energy LLC (“Sunder”) and the seller, Chicken Parm Pizza LLC (“Seller/Member”), the sole member of Sunder. On September 24, 2025 (“Sunder Closing”), the Company completed the acquisition of the membership interests of Sunder for an aggregate consideration of $57.8 million (“Sunder Acquisition”). Per the terms of the Sunder MIPA, the Company acquired all of the outstanding membership interest of Sunder for (1) $20.7 million in cash, subject to certain working capital and other adjustments; (2) a promissory note to the Member in the principal amount of $20.0 million (“Seller Note”); and (3) 10.0 million shares of the Company’s common stock (valued at the closing share price on September 24, 2025, of $1.71 per share), consisting of (i) 3,333,334 shares of the Company’s common stock issued at the Sunder Closing and (ii) subject to approval of such issuances by the Company’s stockholders, (x) 3,333,333 shares of the Company’s common stock to be issued on the 12-month anniversary of the Sunder Closing and (y) 3,333,333 shares of the Company’s common stock to be issued on the 18-month anniversary of the Sunder Closing (“Deferred Sunder Consideration Shares”). In lieu of issuing the Deferred Sunder Consideration Shares, the Company, in its sole discretion, may elect to pay the Member a cash payment equal to the number of Deferred Sunder Consideration Shares otherwise issuable by the Company multiplied by the volume-weighted average price of the Company’s common stock as quoted on Nasdaq for the 30-trading day period ending two business days prior to the date on which the applicable Deferred Sunder Consideration Shares are otherwise issuable (“Cash in Lieu Amount”). If the Company elects to pay the Cash in Lieu Amount, 50% of the Cash in Lieu Amount will be paid on the three-month anniversary of the date on which the applicable Deferred Sunder Consideration Shares are otherwise issuable, with the remaining 50% of the Cash in Lieu Amount payable on the 6 month anniversary of the date on which the applicable Deferred Sunder Consideration Shares are otherwise issuable. The shares of the Company’s common stock issued and expected to be issued were valued at aggregate of $17.1 million at the date of acquisition. The common stock issued at the Sunder Closing was valued at $5.7 million and accounted for within Additional paid-in-capital on the Company’s consolidated balance sheet. The Deferred Sunder Consideration Shares payable is presented as noted below on the Company’s consolidated balance sheet as of December 28, 2025. The fair value of the Sunder deferred consideration was subsequently adjusted downward to $10.8 million from the Sunder Closing to December 28, 2025. The Company concluded that since the sellers joined the Company and represent members of management, they have a level of influence that is not insignificant, they are related parties of the Company, and therefore the Deferred Consideration and Seller Note are a related party obligations.

The consideration is summarized as follows (in thousands):

Consideration
Cash	$20,689
Seller note	20,000
Fair value of 3,333,334 shares of the Company’s common stock (classified within Additional paid-in-capital)	5,700
Deferred Sunder Consideration Shares (fair value of 6,666,666 shares of the Company’s common stock):
Classified within Deferred consideration, current with related party	5,700
Classified within Deferred consideration, noncurrent with related party	5,700
Fair value of total consideration	$57,789

The Company financed a portion of the transaction through the issuance of $22.0 million of 7.0% senior unsecured convertible notes (the “September 2025 Notes”) and a $20.0 million Seller Note. Refer to Note 10 – Borrowings and Derivative Liabilities for details regarding these obligations.

Sunder is a solar sales company. The Company acquired Sunder as a strategic acquisition to expand its overall market share and its penetration into more U.S. states. The financial results of Sunder have been included in the Company’s consolidated financial statements since its date of acquisition.

The provisional fair values of assets acquired and liabilities assumed were based upon a preliminary valuation, and the Company’s estimates and assumptions have been revised during the measurement period to refine the fair values of the assets acquired and liabilities assumed based upon the facts and circumstances existing at the date of acquisition which resulted in the measurement period adjustments noted below. The purchase price accounting remains open for the components of working capital, identification and valuation of intangibles and allocation of goodwill. The Company has elected the practical expedient within ASC 805-20-30-27 through 805-20-30-30 to recognize and measure contract liabilities in accordance with ASC 606 – Revenue from Contracts with Customers (“ASC 606”) as if it had originated the acquired contract. Thus, the amount of any contract liabilities immediately prior to the acquisition will be the comparable amounts recognized in the determination of assets acquired and liabilities assumed by the Company.

The following table summarizes the provisional fair value of identifiable assets acquired and liabilities assumed (in thousands):

	Provisional fair values as of September 24, 2025	Measurement period adjustments in fiscal 2025	Provisional fair values as of December 28, 2025
Net assets acquired:
Accounts receivable	$257	$540	$797
Prepaid expenses and other current assets	387	2,652	3,039
Property and equipment	241	—	241
Operating lease right-of-use assets	313	—	313
Other noncurrent assets	552	(417)	135
Intangibles	25,922	11,578	37,500
Contract liabilities	(11,073)	(600)	(11,673)
Accounts payable	(184)	(19)	(203)
Accrued expenses and other current liabilities	(1,322)	(2,528)	(3,850)
Operating lease liabilities	(215)	(117)	(332)
Fair value of net assets acquired	14,878	11,089	25,967
Consideration transferred	57,789	—	57,789
Goodwill recognized	$42,911	$(11,089)	$31,822

As of the date of acquisition, the intangible assets acquired and estimated useful lives were as follows:

	Estimated useful life	Provisional fair values as of September 24, 2025	Measurement period adjustments in fiscal 2025	Provisional fair values as of December 28, 2025
Customer relationships	10 years	$9,279	$21,321	$30,600
Trademark - Sunder	10 years	2,427	3,673	6,100
Developed technology - Sunder	2 years	14,216	(13,416)	800
Total		$25,922	$11,578	$37,500

The fair value of customer relationships was estimated using the excess earnings method, which measures the cash flows attributable to existing customers after deducting all supporting expenses and contributory asset charges. The assumptions used included revenue included all business enterprise valuation sales, reduced by a 5% attrition rate based on historical customer turnover, with operating expenses estimated as a percentage of sales and no sales-and-marketing adjustment since such efforts do not directly support existing customers. Contributory asset charges were applied for the use of working capital, fixed assets, workforce, trademarks, and internal-use software, and cash flows were projected over the period in which customer relationships were expected to produce meaningful benefit, with the economic life extending until those cash flows became minimal.

The fair value of the trademark was estimated using the relief-from-royalty method. This approach measures the value of the asset based on the hypothetical royalties the Company would avoid paying if it had to license the trademark from a third party. The assumptions used to value the trademark included projected sales based upon the business enterprise valuation considered attributable to the trademark, a royalty rate of 1.0% supported by a profit-split analysis and benchmarking against comparable licensing arrangements in the solar and broader energy industries and a useful economic life of 10 years consistent with management’s expectations for continued use and the anticipated longevity of the brand’s market relevance.

The fair value of Sunder’s developed technology was estimated using the cost approach, which measures value based on the cost to reproduce or replace the existing software in its current state. The analysis considered the historical direct development costs, including Sunder’s ongoing investment of approximately since late 2023, representing labor, design, coding, and testing efforts required to build the technology. In addition to direct costs, the valuation incorporated opportunity costs, which reflect the portion of the software expected to be added, modified, or removed over time based on management’s estimates of ongoing development needs. Together, these inputs approximate the current replacement cost of the technology, adjusted for necessary updates and functional improvements.

Goodwill represents the excess of the preliminary estimated consideration transferred over the fair value of the net tangible and intangible assets acquired that is associated with the excess cash flows that the acquisition is expected to generate in the future. The goodwill is tax deductible.

Sunder contributed $14.4 million and $6.2 million in revenue and income before income taxes from continuing operations, respectively, for the period from the acquisition date to the fiscal year ended December 28, 2025.

Ambia Energy LLC Acquisition

On November 21, 2025, the Company entered into a Membership Interest Purchase Agreement (the “Ambia MIPA”) with Ambia and Ambia Holdings, Inc., a Delaware corporation and the sole member of Ambia (“Ambia Holdings”) to acquire Ambia (the “Ambia Acquisition”). Ambia was the sole operating entity within Ambia Holdings.

The Company, Ambia and Ambia Holdings completed the closing under the Ambia MIPA on November 21, 2025 (the “Ambia Closing”). At the Ambia Closing, the Company acquired all of the outstanding membership interests of Ambia from Ambia Holdings for: (a) 10,243,924 shares of common stock of the Company (the “Ambia Closing Consideration Shares”), issued at the Ambia Closing to Ambia Holdings; and (b) an agreement to issue an additional $9.375 million of shares of the Company’s common stock on each of the six-month anniversary of the Ambia Closing and the 12-month anniversary of the Ambia Closing (collectively such additional shares of common stock, the “Deferred Ambia Consideration Shares”). The issuance of the Deferred Ambia Consideration Shares is subject to approval by the Company’s stockholders following the Ambia Closing.

The actual number of Deferred Ambia Consideration Shares issuable by the Company on the six- and 12-month anniversaries of the Ambia Closing will be determined based on the 20-day trailing volume-weighted average price of the Company’s common stock after market close on the business day immediately prior to the issuance date of the applicable shares (the “VWAP Value”); provided that the VWAP Value for the calculation of the actual number of Deferred Ambia Consideration Shares issuable by the Company will not be more than $2.8102 per share or less than $1.4988 per share. Additionally, the number of Deferred Ambia Consideration Shares issuable by the Company is subject to adjustment pursuant to customary working capital and balance sheet adjustment terms and subject to offset for certain indemnifiable damages in accordance with the Ambia MIPA.

The fair value of the deferred consideration shares at the Ambia Closing was $16.9 million. The Company’s closing share price for its common stock of $1.61 on November 21, 2025 was used to fair value the shares issued at the Ambia Closing. The total consideration is summarized as follows (in thousands):

Consideration
Fair value of 10,243,924 shares of the Company’s common stock issued at Ambia Closing (classified within Additional paid-in capital)	$16,493
Deferred Ambia Consideration Shares (Classified within Deferred consideration, current)	16,879
Fair value of total consideration	$33,372

Ambia is a residential solar energy system installer and operates in various markets throughout the United States.

The provisional fair values of assets acquired and liabilities assumed were based upon the facts and circumstances existing at the date of acquisition. The purchase price accounting remains open for the valuation of the customer relationship and allocation of goodwill. The Company elected the practical expedient within ASC 805-20-30-27 through 805-20-30-30 to recognize and measure contract liabilities in accordance with ASC 606 as if it had originated the acquired contract. Thus, the amount of any contract liabilities immediately prior to the acquisition will be the comparable amounts recognized in the determination of assets acquired and liabilities assumed by the Company.

The provisional fair values of identifiable assets acquired and liabilities assumed are identified below (in thousands):

Provisional fair values as of December 28, 2025
Net assets acquired:
Cash and cash equivalents	$1,350
Accounts receivable	1,368
Contract assets - unbilled receivables	1,143
Prepaid expenses and other current assets	797
Property and equipment, net	2,230
Intangible assets	4,300
Operating lease right-of-use assets	2,563
Other noncurrent assets	182
Accounts payable	(2,806)
Accrued expenses and other current liabilities	(2,917)
Contract liabilities	(1,675)
Operating lease liabilities, noncurrent	(2,702)
Finance lease liabilities	(1,269)
Fair value of net assets acquired	2,564
Fair value of common stock issued (classified within Additional paid-in-capital)	16,493
Fair value of Deferred Ambia Consideration Shares (Accrued expenses and other current liabilities)	16,879
Consideration transferred	33,372
Goodwill recognized	$30,808

As of the date of acquisition, the intangible assets acquired and estimated useful lives were as follows:

	Estimated useful life	Provisional Fair values as of December 28, 2025
Customer relationships (Backlog)	1 year (1)	$3,400
Trademarks - Ambia	1 year	900
Total		$4,300

(1) Useful life is based upon customer consumption, expected to occur within one year.

Trademarks were derived using the relief from royalty method based upon the following key assumptions; (i) all sales based upon the business enterprise value; (ii) a royalty rate of 1% based upon profit split analysis and comparable licensing royalty agreements and (iii) an economic life of the Ambia name through the end of 2026, the Ambia name will only be used in certain small markets and that all sales, marketing and branding will be done under the SunPower brand name in relatively short order.

Customer relationships (backlog) was derived using the excess earnings method based upon the following key assumptions: (i) backlog meets the appropriate contractual criteria; (ii) sales were based upon the backlog of sales; (iii) expenses were based upon a percentage of sales with an adjustments for sales and marketing expenses, upon which management estimates that 100% of Ambia’s sales and marketing expenses are directed at acquiring new customers and is not required to support the backlog; (iv) charges were taken for the use of working capital, fixed assets, workforce and trademarks; (v) the economic life of the backlog is to the end of fiscal 2026 based upon management’s estimate of average deal length.

Goodwill represents the excess of the preliminary estimated consideration transferred over the fair value of the net tangible and intangible assets acquired that is associated with the excess cash flows that the acquisition is expected to generate in the future. The goodwill is tax deductible.

Ambia contributed $7.0 million and $2.8 million in revenue and loss before income taxes from continuing operations, respectively, for the period from the acquisition date to the fiscal year ended December 28, 2025.

Unaudited Pro Forma Financial Information

The following unaudited pro forma financial information represents the consolidated financial statements of the Company for the periods presented, as if the SunPower Businesses acquisition occurred on January 1, 2023 and the Sunder and Ambia acquisitions occurred on December 30, 2024.

The unaudited pro forma combined financial information does not give effect to any cost savings, operating synergies or revenue synergies that may result from the acquisitions. The pro forma results do not necessarily reflect the actual results of operations of the combined business (in thousands):

	Unaudited
	Fiscal Year Ended
	December 28,	December 29,
	2025	2024

Pro forma revenue	$429,689	$480,427
Pro forma net loss from continuing operations	(59,168)	(312,801)